TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE RECEIVABLES
Trade receivables			¥ 798,905	¥ 822,747
Less: provision for impairment	¥ (780,012)	¥ (771,331)
Current trade receivables	¥ 18,893	¥ 51,416